Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	USD
Office equipment	1,005,558	1,024,191	145,714
Mechanical equipment	1,059,178	1,059,178	150,691
Electronic and other equipment	1,684,135	1,729,181	246,014
Vehicles	43,982	114,182	16,245
Subtotal	3,792,853	3,926,732	558,664
Less: accumulated depreciation	(3,209,052)	(3,435,165)	(488,728)
Total	583,801	491,567	69,936